Expense Example {- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-15 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
Aug. 01, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	109
5 years	201
10 years	$ 470